Intangible Asset, Net - Schedule of Intangible Asset, Net (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 602,255	$ 593,120	$ 572,764
Less accumulated amortization	(183,666)	(168,363)	(137,754)
Total intangible assets, net	$ 418,589	$ 424,757	$ 435,010